Statements of Cash Flows Statement (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Operating activities:
Net loss	$ (1,832,330)	$ (1,588,210)
Adjustments to reconcile net loss to net cash provided by (used in) by operating activities:
Depreciation and amortization	18,164	12,644
Share-based Compensation	226,000	226,000
Fair value of stock options awarded to professionals and consultants in payment of fees for services provided	843,374	1,359,281
Fair value of stock options awarded to employees in payment of compensation	162,699	139,534
Services received in consideration of payment of stock subscription receivable	0	60,000
Changes in assets and liabilities:
Accounts receivable	106,298	177,705
Inventories	53,957	(52,728)
Prepaid expense and other current assets	(121,044)	(1,276,363)
Prepaid royalties	(57,108)	168,569
Accounts payable	41,190	168,292
Accrued expenses	28,046	(38,765)
Deferred revenue	278,198	2,574,914
Net cash provided by (used in) operating activities	(252,556)	1,930,873
Investing activities:
Property and equipment additions	(11,391)	(24,374)
Financing activities:
Payments on capital leases	(5,008)
Proceeds from the exercise of stock options	962	123,000
Net cash provided by financing activities	(4,046)	123,000
Net increase (decrease) in cash and cash equivalents	(267,993)	2,029,499
Cash and cash equivalents, beginning	747,245	730,433
Cash and cash equivalents, ending	479,252	2,759,932
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes	0	0
Interest	1,233	0
SUPPLEMENTAL DISCLOSURES OF NON-CASH INFORMATION
Acquisition of property and equipment under capital lease	$ 30,421	$ 0